T. ROWE PRICE NEW HORIZONS FUND

March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 92.7%
COMMUNICATION SERVICES 5.7%
Entertainment 0.3%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3)	877,600	5,827
Netflix (2)	139,671	49,801
Offerup, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3)	1,012,630	5,215
Rosetta Stone (2)	716,116	15,647
		76,490
Interactive Media & Services 2.2%
ANGI Homeservices, Class A (2)	1,645,528	25,407
Cargurus (2)(4)	4,616,152	184,923
Eventbrite, Class A (2)	2,628,429	50,387
IAC/InterActiveCorp (2)	1,407,273	295,682
Zillow Group, Class A (2)	774,050	26,473
		582,872
Media 2.9%
Cable One (4)	354,064	347,471
GCI Liberty, Class A (2)(4)	7,151,062	397,671
		745,142
Wireless Telecommunication Services 0.3%
Sarana Menara Nusantara (IDR)	1,649,062,100	90,973
		90,973
Total Communication Services		1,495,477
CONSUMER DISCRETIONARY 12.7%
Distributors 0.3%
Pool	520,722	85,904
		85,904
Diversified Consumer Services 3.2%
Bright Horizons Family Solutions (2)(4)	4,230,333	537,718
Nord Anglia Education (2)	2,557,807	12,277
ServiceMaster Global Holdings (2)	6,078,663	283,874
		833,869
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T. ROWE PRICE NEW HORIZONS FUND

		Shares/Par	$ Value
(Cost and value in $000s)

Hotels, Restaurants & Leisure 3.5%
Dunkin' Brands Group		2,625,025	197,139
Fiesta Restaurant Group (2)(4)		1,534,132	20,113
Vail Resorts (4)		3,058,831	664,684
Wingstop		452,240	34,384
			916,320
Internet & Direct Marketing Retail 2.2%
A Place for Rover, Acquisition Date: 5/25/18,
Cost $2,132 (1)(2)(3)		314,592	2,132
Etsy (2)		1,051,208	70,662
Farfetch, Class A (2)		6,771,252	182,214
MercadoLibre (2)		605,401	307,380
			562,388
Multiline Retail 0.2%
Ollie's Bargain Outlet Holdings (2)		694,200	59,236
			59,236
Specialty Retail 2.8%
Burlington Stores (2)		3,286,457	514,922
Floor & Decor Holdings, Class A (2)		888,135	36,609
National Vision Holdings (2)		1,689,755	53,109
Reed Krakoff International, Acquisition Date: 8/30/13 -
10/14/14, Cost	$11,106 (1)(2)(3)(4)(5)	111,063	—
RH (2)(4)		1,164,166	119,851
Vroom, Acquisition Date: 10/11/16, Cost $2,286 (1)(2)(3)(4)		176,119	3,161
			727,652
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18,
Cost $15,645 (1)(2)(3)		285,294	15,644
Canada Goose Holdings (2)		2,331,273	111,948
			127,592
Total Consumer Discretionary			3,312,961

T. ROWE PRICE NEW HORIZONS FUND

		Shares/Par	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 1.9%
Beverages 0.5%
Boston Beer, Class A (2)(4)		445,648	131,346
			131,346
Food & Staples Retailing 0.4%
Casey's General Stores		795,354	102,418
			102,418
Food Products 1.0%
Nomad Foods (2)		3,258,402	66,634
Post Holdings (2)		1,328,816	145,372
Sanderson Farms		206,547	27,231
Simply Good Foods (2)		643,544	13,251
			252,488
Total Consumer Staples			486,252
ENERGY 0.9%
Energy Equipment & Services 0.0%
Dril-Quip (2)		205,498	9,422
			9,422
Oil, Gas & Consumable Fuels 0.9%
Centennial Resource Development, Class A (2)		3,688,607	32,423
Concho Resources		250,004	27,740
Diamondback Energy		249,619	25,344
Jagged Peak Energy (2)		5,137,686	53,792
Seven Generations Energy, Class A (CAD)(2)		2,348,314	16,958
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981 (1)(2)(3)		987	5,132
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost	$25,850 (1)(2)(3)	7,166	37,263
WPX Energy (2)		2,022,300	26,512
			225,164
Total Energy			234,586

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 5.5%

Banks 1.7%
Signature Bank	1,608,060	205,944
SVB Financial Group (2)	111,015	24,686
Texas Capital Bancshares (2)	816,158	44,554
Webster Financial	2,394,418	121,325
Western Alliance Bancorp (2)	1,537,652	63,105
		459,614
Capital Markets 2.9%
Cboe Global Markets	2,839,316	270,984
MarketAxess Holdings	550,174	135,387
MSCI	1,729,488	343,892
		750,263
Insurance 0.8%
First American Financial	3,227,590	166,221
Goosehead Insurance, Class A (4)	923,812	25,756
Third Point Reinsurance (2)	1,784,838	18,526
		210,503
Thrifts & Mortgage Finance 0.1%
PennyMac Financial Services	910,829	20,257
		20,257
Total Financials		1,440,637
HEALTH CARE 18.3%

Biotechnology 8.9%
Abcam (GBP)(4)	15,266,782	226,009
Abeona Therapeutics (2)	594,480	4,375
ACADIA Pharmaceuticals (2)	2,532,116	67,987
Acceleron Pharma (2)	936,681	43,621
Acerta Pharma, Class B, Acquisition Date: 5/12/15,
Cost $4,434 (1)(2)(3)	175,251,555	14,020
Agios Pharmaceuticals (2)	680,431	45,888
Aimmune Therapeutics (2)	1,006,037	22,485
Alder Biopharmaceuticals (2)	2,035,875	27,790
Alkermes (2)	386,640	14,109

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Allakos (2)	318,836	12,913
Allogene Therapeutics (2)	411,228	11,889
Allogene Therapeutics, Acquisition Date: 9/5/18,
Cost $8,743 (1)(2)	571,465	15,695
Alnylam Pharmaceuticals (2)	171,994	16,073
Amarin, ADR (2)	448,890	9,319
AnaptysBio (2)	221,751	16,199
Apellis Pharmaceuticals (2)	252,937	4,932
Argenx, ADR (2)	754,386	94,178
Array BioPharma (2)	3,638,444	88,705
Ascendis Pharma, ADR (2)	956,227	112,548
Atara Biotherapeutics (2)	668,605	26,577
Audentes Therapeutics (2)	206,664	8,064
Autolus Therapeutics, ADR (2)	225,038	7,082
Avrobio (2)	257,329	5,674
BeiGene, Acquisition Date: 4/21/15, Cost $— (1)(2)	7	—
BeiGene, ADR (2)	254,669	33,616
Bluebird Bio (2)	385,176	60,600
Blueprint Medicines (2)	870,913	69,717
Calyxt (2)	644,882	11,344
Cara Therapeutics (2)	513,760	10,080
Corvus Pharmaceuticals (2)	530,552	2,133
CytomX Therapeutics (2)	425,833	4,578
Editas Medicine (2)	73,317	1,793
Enanta Pharmaceuticals (2)	427,065	40,793
Exelixis (2)	1,420,835	33,816
Fate Therapeutics (2)	298,500	5,245
FibroGen (2)	731,116	39,736
Five Prime Therapeutics (2)	259,551	3,478
Forty Seven (2)	312,204	5,045
G1 Therapeutics (2)	592,094	9,829
Global Blood Therapeutics (2)	744,996	39,433
GlycoMimetics (2)	910,663	11,347
Guardant Health (2)	327,471	25,117
Homology Medicines (2)	434,496	12,049
ImmunoGen (2)	656,590	1,779

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Immunomedics (2)	2,230,167	42,842
Incyte (2)	47,650	4,098
Insmed (2)	1,310,426	38,094
Ionis Pharmaceuticals (2)	626,233	50,831
Iovance Biotherapeutics (2)	1,096,986	10,432
Ironwood Pharmaceuticals (2)	86,558	1,171
Krystal Biotech (2)	121,841	4,009
Madrigal Pharmaceuticals (2)	24,569	3,078
Minerva Neurosciences (2)	346,422	2,723
Mirati Therapeutics (2)	240,807	17,651
Moderna (2)	66,149	1,346
Moderna, Acquisition Date: 1/31/18, Cost $6,297 (1)(2)	287,112	5,551
Momenta Pharmaceuticals (2)	850,462	12,357
Neurocrine Biosciences (2)	931,685	82,081
Orchard Therapeutics, ADR (2)	686,524	12,275
PTC Therapeutics (2)	1,165,616	43,874
Rhythm Pharmaceuticals (2)	322,341	8,835
Rocket Pharmaceuticals (2)	374,812	6,574
Sage Therapeutics (2)	1,709,269	271,859
Sarepta Therapeutics (2)	1,155,037	137,669
Scholar Rock Holding (2)	233,703	4,391
Seattle Genetics (2)	766,601	56,146
Spark Therapeutics (2)	274,397	31,248
Tricida (2)	909,506	35,125
Ultragenyx Pharmaceutical (2)	861,659	59,765
Xencor (2)	1,300,011	40,378
Y-mAbs Therapeutics (2)	108,632	2,847
Zai Lab, ADR (2)	187,613	5,536
		2,310,446
Health Care Equipment & Supplies 4.8%
Align Technology (2)	210,711	59,911
AtriCure (2)	322,156	8,631
DexCom (2)	192,660	22,946
Exact Sciences (2)	1,021,009	88,440
GenMark Diagnostics (2)(4)	3,745,488	26,555
Glaukos (2)	914,330	71,656

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ICU Medical (2)	564,504	135,103
IDEXX Laboratories (2)	1,067,087	238,601
Inspire Medical Systems (2)	301,093	17,096
iRhythm Technologies (2)	71,558	5,364
JAND, Class A, Acquisition Date: 4/23/15 - 3/9/18,
Cost $26,928 (1)(2)(3)	1,875,578	28,694
Novocure (2)	555,136	26,741
Quidel (2)	1,036,768	67,877
Shockwave Medical (2)	243,159	8,138
SI-BONE (2)	340,483	6,415
West Pharmaceutical Services	3,000,392	330,643
Wright Medical Group (2)	3,792,906	119,287
		1,262,098
Health Care Providers & Services 2.1%
Acadia Healthcare (2)	1,761,069	51,617
Centene (2)	1,296,604	68,849
Molina Healthcare (2)	1,981,100	281,237
WellCare Health Plans (2)	555,615	149,877
		551,580
Health Care Technology 0.3%
Veeva Systems, Class A (2)	674,868	85,614
		85,614
Life Sciences Tools & Services 1.5%
Bruker	4,442,022	170,751
Eurofins Scientific (EUR)	358,657	148,579
Sartorius Stedim Biotech (EUR)	580,207	73,518
		392,848
Pharmaceuticals 0.7%
Catalent (2)	1,647,232	66,861
GW Pharmaceuticals, ADR (2)	168,151	28,345
MyoKardia (2)	768,709	39,965
TherapeuticsMD (2)	1,629,861	7,938
Theravance Biopharma (2)	302,252	6,852
WaVe Life Sciences (2)	201,759	7,838
Zeneca, Acquisition Date: 7/18/13, Cost $— (1)(2)(3)	288,910	178

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Zogenix (2)	398,598	21,927
		179,904
Total Health Care		4,782,490
INDUSTRIALS & BUSINESS SERVICES 20.2%
Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings (2)	2,115,616	75,168
BWX Technologies	4,610,371	228,582
Teledyne Technologies (2)	529,097	125,401
		429,151
Airlines 0.8%
Alclear Holdings, Class B, Acquisition Date: 9/4/15 - 12/13/18,
Cost $85,192 (1)(2)(3)(4)(5)	792,649	178,346
Wheels Up Partners, Series B, Acquisition Date: 9/18/15,
Cost $22,697 (1)(2)(3)(4)(5)	7,989,973	20,534
Wheels Up Partners, Series C, Acquisition Date: 6/22/17,
Cost $18,460 (1)(2)(3)(4)(5)	5,916,523	15,206
		214,086
Building Products 2.0%
Armstrong Worldwide Industries (4)	3,311,600	263,007
Lennox International	1,017,926	269,140
		532,147
Commercial Services & Supplies 5.3%
frontdoor (2)	3,249,046	111,832
Mobile Mini (4)	5,124,514	173,926
Rentokil Initial (GBP)	64,013,517	294,866
Rollins	6,755,327	281,157
Stericycle (2)	1,401,900	76,291
Waste Connections	4,933,389	437,049
		1,375,121
Construction & Engineering 0.7%
Valmont Industries (4)	1,394,875	181,473
		181,473

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Electrical Equipment 0.1%
Bloom Energy, Class A (2)	1,160,807	14,998
		14,998
Industrial Conglomerates 1.6%
Roper Technologies	1,185,097	405,268
		405,268
Machinery 3.3%
Chart Industries (2)	639,199	57,860
Colfax (2)	2,058,100	61,085
Graco	3,984,678	197,321
John Bean Technologies	847,783	77,903
RBC Bearings (2)	1,048,433	133,329
Toro	4,762,272	327,835
		855,333
Professional Services 3.9%
CoStar Group (2)	838,068	390,892
TransUnion	7,308,638	488,509
Upwork (2)(4)	505,732	9,680
Upwork, Acquisition Date: 3/13/12 - 11/20/17,
Cost $39,847 (1)(2)(4)	7,374,304	134,087
		1,023,168
Road & Rail 0.7%
Old Dominion Freight Line	1,303,370	188,193
		188,193
Trading Companies & Distributors 0.2%
SiteOne Landscape Supply (2)	1,100,175	62,875
		62,875
Total Industrials & Business Services		5,281,813
INFORMATION TECHNOLOGY 25.5%
Electronic Equipment, Instruments & Components 0.3%
Cognex	1,122,600	57,095
Littelfuse	105,518	19,255
		76,350

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

IT Services 11.0%
Adyen (EUR)(2)	11,914	9,345
Black Knight (2)(4)	8,228,745	448,467
Booz Allen Hamilton Holding	6,357,510	369,626
Gartner (2)	3,319,279	503,468
Okta (2)	824,279	68,193
ServiceTitan, Acquisition Date: 11/9/18, Cost $2,665 (1)(2)(3)	101,356	2,665
Shopify, Class A (2)	2,564,778	529,934
StoneCo, Acquisition Date: 3/7/16 - 12/14/17,
Cost $60,802 (1)(2)(4)	10,767,078	420,503
StoneCo, Class A (2)(4)	1,730,359	71,135
StoneCo, Class B, Acquisition Date: 2/20/15 - 12/13/16,
Cost $6,905 (1)(2)(4)	2,731,050	106,660
Twilio, Class A (2)	1,534,928	198,282
Wix.com (2)	1,213,724	146,654
		2,874,932
Semiconductors & Semiconductor Equipment 0.1%
Entegris	705,800	25,190
		25,190
Software 13.7%
2U (2)	162,590	11,519
Anaplan (2)	457,960	18,025
Atlassian, Class A (2)	2,763,068	310,541
Avalara (2)	216,234	12,064
Ceridian HCM Holding (2)	2,581,829	132,448
Checkr, Acquisition Date: 6/29/18, Cost $5,429 (1)(2)(3)	441,773	5,429
Cision (2)	4,931,442	67,906
Coupa Software (2)	2,416,167	219,823
Descartes Systems Group (2)(4)	4,236,956	154,140
DocuSign (2)	3,504,278	181,662
Elastic (2)	27,931	2,231
Ellie Mae (2)	1,728,537	170,589
Envestnet (2)	186,582	12,201
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(2)(3)	190,876	441
Guidewire Software (2)	794,447	77,188
Instructure (2)	510,014	24,032

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pagerduty, Acquisition Date: 9/28/18, Cost $2,620 (1)(2)(3)	161,598	2,620
Paylocity Holding (2)	1,339,340	119,456
Pluralsight, Class A (2)	789,255	25,051
Proofpoint (2)	1,968,087	238,985
RealPage (2)(4)	4,784,775	290,388
Splunk (2)	42,422	5,286
SS&C Technologies Holdings	6,975,185	444,250
SVMK (2)	3,684,564	67,096
Tableau Software, Class A (2)	3,643,142	463,699
Toast, Acquisition Date: 9/14/18 - 3/27/19, Cost $5,430 (1)(2)(3)	199,157	5,437
Ultimate Software Group (2)	915,779	302,326
Workiva (2)(4)	2,541,734	128,866
Zendesk (2)	982,963	83,552
		3,577,251
Technology Hardware, Storage & Peripherals 0.4%
Pure Storage, Class A (2)	4,800,078	104,594
		104,594
Total Information Technology		6,658,317
MATERIALS 0.1%

Chemicals 0.1%
Quaker Chemical	130,210	26,085
Total Materials		26,085
REAL ESTATE 1.9%

Real Estate Management & Development 1.9%
Altus Group (CAD)(4)	3,186,208	62,158
Colliers International Group	561,691	37,498
FirstService (4)	2,636,101	235,509
Redfin (2)(4)	7,593,380	153,918
WeWork, Class A, Acquisition Date: 12/9/14 - 5/26/15,
Cost $4,482 (1)(2)(3)	309,256	15,865
Total Real Estate		504,948
Total Common Stocks (Cost $14,416,220)		24,223,566

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PREFERRED STOCKS 0.7%
HEALTH CARE 0.7%
Health Care Equipment & Supplies 0.7%
Sartorius (EUR)(6)	1,026,621	176,433
Total Health Care		176,433
Total Preferred Stocks (Cost $101,332)		176,433

CONVERTIBLE PREFERRED STOCKS 3.8%
COMMUNICATION SERVICES 0.2%
Entertainment 0.2%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)(3)	2,632,810	17,482
Offerup, Series A-2, Acquisition Date: 3/6/15,
Cost $6,850 (1)(2)(3)	1,375,830	7,086
Offerup, Series C, Acquisition Date: 3/6/15,
Cost $11,641 (1)(2)(3)	2,337,940	12,040
Offerup, Series C-1, Acquisition Date: 8/26/16,
Cost $4,573 (1)(2)(3)	682,712	3,516
Total Communication Services		40,124
CONSUMER DISCRETIONARY 1.6%
Diversified Consumer Services 0.1%
1stdibs.com, Series D, Acquisition Date: 2/7/19,
Cost $26,470 (1)(2)(3)(4)	5,282,277	26,470
		26,470
Hotels, Restaurants & Leisure 0.3%
Sweetgreen, Series F, Acquisition Date: 6/30/15, Cost $26,916
(1)(2)(3)(4)	3,509,234	45,760
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $20,354 (1)(2)(3)(4)	2,261,542	29,491
		75,251
Internet & Direct Marketing Retail 0.9%
A Place for Rover, Series G, Acquisition Date: 5/11/18,
Cost $29,547 (1)(2)(3)	3,924,648	29,547
Coupang, Series G, Acquisition Date: 1/9/15,
Cost $16,858 (1)(2)(3)	5,958,970	33,971

T. ROWE PRICE NEW HORIZONS FUND

		Shares/Par	$ Value
(Cost and value in $000s)

Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost	$906 (1)(2)(3)(4)	718,332	5,219
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost	$4,220 (1)(2)(3)(4)	1,727,442	12,550
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost	$8,679 (1)(2)(3)(4)	2,218,727	16,119
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost	$3,151 (1)(2)(3)(4)	433,698	3,151
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4)		2,098,881	17,862
Framebridge, Series C, Acquisition Date: 6/20/18,
Cost $12,363 (1)(2)(3)(4)		3,558,133	12,363
Minted, Series E, Acquisition Date: 10/30/18,
Cost $23,654 (1)(2)(3)(4)		1,756,494	23,654
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $17,598 (1)(2)(3)		787,264	17,598
Roofoods, Series F, Acquisition Date: 9/12/17,
Cost $45,403 (1)(2)(3)		128,414	65,482
			237,516
Specialty Retail 0.2%
Vroom, Series C, Acquisition Date: 7/13/15,
Cost $9,073 (1)(2)(3)(4)		764,369	13,721
Vroom, Series D, Acquisition Date: 12/22/15,
Cost $9,072 (1)(2)(3)(4)		689,031	12,369
Vroom, Series E, Acquisition Date: 9/19/16,
Cost $11,432 (1)(2)(3)(4)		704,642	12,649
Vroom, Series F, Acquisition Date: 6/30/17 - 11/27/17,
Cost $17,583 (1)(2)(3)(4)		1,030,809	18,504
Vroom, Series G, Acquisition Date: 8/17/18,
Cost $17,825 (1)(2)(3)(4)		992,969	17,825
			75,068
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18,
Cost $5,119 (1)(2)(3)		93,347	5,119
Allbirds, Series B, Acquisition Date: 10/10/18,
Cost $899 (1)(2)(3)		16,400	899
Allbirds, Series C, Acquisition Date: 10/9/18,
Cost $8,595 (1)(2)(3)		156,734	8,595

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Allbirds, Series Seed, Acquisition Date: 10/10/18,
Cost $2,750 (1)(2)(3)	50,155	2,750
		17,363
Total Consumer Discretionary		431,668
CONSUMER STAPLES 0.0%

Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,028 (1)(2)(3)	488,972	11,397
Total Consumer Staples		11,397
FINANCIALS 0.1%

Insurance 0.1%
Go Maps, Series B, Acquisition Date: 12/15/17,
Cost $9,940 (1)(2)(3)(4)	936,022	9,940
Jetclosing, Series A, Acquisition Date: 5/25/18,
Cost $8,917 (1)(2)(3)(4)	4,570,635	8,917
Total Financials		18,857
HEALTH CARE 0.5%

Biotechnology 0.1%
Tempus Labs, Series D, Acquisition Date: 3/16/18,
Cost $8,530 (1)(2)(3)	910,093	14,706
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(2)(3)	665,388	11,141
		25,847
Health Care Equipment & Supplies 0.3%
JAND, Series D, Acquisition Date: 4/23/15,
Cost $15,460 (1)(2)(3)	1,346,025	20,593
JAND, Series E, Acquisition Date: 3/9/18, Cost $24,677 (1)(2)(3)	1,570,115	24,021
Kardium, Series D, Acquisition Date: 11/29/18,
Cost $8,865 (1)(2)(3)	9,149,620	8,865
Outset Medical, Series C, Acquisition Date: 4/19/17,
Cost $13,807 (1)(2)(3)(4)	5,327,861	16,570
Outset Medical, Series D, Acquisition Date: 8/20/18,
Cost $8,914 (1)(2)(3)(4)	2,866,132	8,914
		78,963

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Providers & Services 0.0%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057
(1)(2)(3)(4)(5)	2,611,790	3,630
		3,630
Health Care Technology 0.1%
Doximity, Series C, Acquisition Date: 4/10/14 - 3/22/18,
Cost $8,769 (1)(2)(3)	1,894,489	12,276
		12,276
Total Health Care		120,716
INDUSTRIALS & BUSINESS SERVICES 0.1%

Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18,
Cost $21,158 (1)(2)(3)	2,979,808	21,158
Total Industrials & Business Services		21,158
INFORMATION TECHNOLOGY 1.0%

IT Services 0.1%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18,
Cost $55 (1)(2)(3)	2,099	55
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3)	1,028,634	27,048
		27,103
Software 0.9%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $8,834 (1)(2)(3)	95,601	8,834
Checkr, Series C, Acquisition Date: 4/10/18,
Cost $25,265 (1)(2)(3)	1,850,770	25,265
Evernote, Series 1, Acquisition Date: 11/20/12,
Cost $4,591 (1)(2)(3)	381,752	882
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12,
Cost $14,562 (1)(2)(3)	1,210,758	6,381
Evernote, Series 5, Acquisition Date: 11/8/13,
Cost $2,274 (1)(2)(3)	174,948	973
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3)	2,795,838	6,123
Pagerduty, Series D, Acquisition Date: 8/24/18 - 9/28/18,
Cost $21,463 (1)(2)(3)	1,257,455	21,463

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $16,608 (1)(2)(3)	7,238,750	17,807
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3)	577,906	18,216
Tanium, Series G, Acquisition Date: 8/26/15,
Cost $31,923 (1)(2)(3)	6,430,431	55,903
Toast, Series B, Acquisition Date: 9/14/18, Cost $416 (1)(2)(3)	24,053	657
Toast, Series D, Acquisition Date: 6/27/18,
Cost $29,721 (1)(2)(3)	1,717,286	46,881
Toast, Series E, Acquisition Date: 3/27/19, Cost $10,561 (1)(2)(3)	386,836	10,560
Zenpayroll, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)(3)	2,755,737	20,951
		240,896
Total Information Technology		267,999
REAL ESTATE 0.3%

Real Estate Management & Development 0.3%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $13,052 (1)(2)(3)	783,879	40,213
WeWork, Series D-2, Acquisition Date: 12/9/14,
Cost $10,256 (1)(2)(3)	615,906	31,596
Total Real Estate		71,809
Total Convertible Preferred Stocks (Cost $825,114)		983,728

CONVERTIBLE BONDS 0.0%

Reed Krakoff International, Acquisition Date: 12/29/14 -
3/26/15, Cost $2,130, 8.00%, 6/30/19 (1)(2)(3)(4)(7)	2,130,706	—
Total Convertible Bonds (Cost $2,131)		—

BANK LOANS 0.1% (8)
Blue Nile, FRN, 3M USD LIBOR + 6.50%, 9.129%, 2/17/23 (3)	17,036,375	16,270
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 6.493%,
4/4/25	17,423,338	17,419
Total Bank Loans (Cost $34,018)		33,689

T. ROWE PRICE NEW HORIZONS FUND

Shares/Par	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 1.9%

Money Market Funds 1.9%

T. Rowe Price Government Reserve Fund, 2.49% (4)(9)	499,355,231	499,355

Total Short-Term Investments (Cost $499,355)	499,355

Total Investments in Securities 99.2%
(Cost $15,878,170)	$25,916,771

Other Assets Less Liabilities 0.8%	198,220

Net Assets 100.0%	$26,114,991

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period- end amounts to $2,030,033 and represents 7.8% of net assets.

(2)	Non-income producing
(3)	Level 3 in fair value hierarchy.
(4)	Affiliated Companies
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particularyear.

(7)	In default with respect to payment of interest.
(8)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(9)	Seven-day yield
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
USD	U.S. Dollar

T. ROWE PRICE NEW HORIZONS FUND

FUTURES CONTRACTS
($000	s)
				Value and
		Expiration	Notional	Unrealized Gain
		Date	Amount	(Loss)
Long, 5,593 Russell 2000 Mini Index contracts		6/19	431,724	$(742)
Net payments (receipts) of variation margin to date				1,749

Variation margin receivable (payable) on open futures
contracts				$1,007

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
1stdibs.com, Series D	$—	$—	$—
Abcam	625	12,856	718
Alclear Holdings, Class B	—	—	—
Altus Group	(1,608)	8,680	249
Armstrong Worldwide Industries	62	62,093	488
Babyco, Class A	—	(2,717)	—
Black Knight	1,112	78,693	—
Bloom Energy, Class A	(499)	3,903	—
Boston Beer, Class A	(420)	24,919	—
Bright Horizons Family Solutions	3,616	64,909	—
Cable One	4,059	54,404	709
Cargurus	6,989	23,500	—
Descartes Systems Group	1,247	38,785	—
Ellie Mae	(1,860)	65,583	—
Eventbrite, Class A++	5,485	(36,183)	—
Evolve Vacation Rental Network,
Series 4	—	—	—
Evolve Vacation Rental Network,
Series 5	—	—	—
Evolve Vacation Rental Network,
Series 6	—	—	—
Evolve Vacation Rental Network,
Series 7	—	—	—
Evolve Vacation Rental Network,
Series 8	—	—	—
Fiesta Restaurant Group	(2,752)	(1,136)	—
FirstService	306	53,362	277
Framebridge, Series C	—	—	—
GCI Liberty, Class A	(46)	106,849	—
GenMark Diagnostics	(865)	9,420	—
Go Maps, Series B	—	—	—
Goosehead Insurance, Class A	454	1,032	382

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

		Change in Net
Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Jetclosing, Series A	—	—	—
Minted, Series E	—	—	—
Mobile Mini	(3,428)	16,364	1,515
Outset Medical, Series C	—	—	—
Outset Medical, Series D	—	—	—
RBC Bearings	7,131	(11,429)	—
RealPage	(196)	62,100	—
Redfin	294	44,350	—
Reed Krakoff International	—	—	—
Reed Krakoff International Conv.
Bond	—	—	—
RH	43,150	(72,219)	—
StoneCo	—	231,885	—
StoneCo, Class A	6	39,266	—
StoneCo, Class B	—	58,817	—
Sweetgreen, Series F	—	—	—
Sweetgreen, Series G	—	—	—
Tableau Software, Class A	3,016	23,383	—
Upwork	—	7,216	—
Upwork	9	515	—
Vail Resorts	2,157	22,525	5,384
Valmont Industries	(7,287)	39,280	542
Vroom	—	—	—
Vroom, Series C	—	—	—
Vroom, Series D	—	—	—
Vroom, Series E	—	—	—
Vroom, Series F	—	—	—
Vroom, Series G	—	—	—
Wheels Up Partners, Series B	—	—	—
Wheels Up Partners, Series C	—	—	—
Workiva	196	37,528	—
T. Rowe Price Government
Reserve Fund	—	—	2,578
Affiliates not held at period end	12,355	14,998	—
Totals	$73,308#	$1,083,531	$12,842+

	T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
1stdibs.com, Series D $	— $	26,470$	— $	26,470
Abcam	207,937	5,553	337	226,009
Alclear Holdings, Class B	178,346	—	—	178,346
Altus Group	57,782	—	4,304	62,158
Armstrong Worldwide
Industries	169,536	40,003	8,625	263,007
Babyco, Class A	6,347	—	—	3,630
Black Knight	387,833	—	18,059	448,467
Bloom Energy, Class A	12,118	—	1,023	*
Boston Beer, Class A	112,267	—	5,840	131,346
Bright Horizons Family
Solutions	516,232	—	43,423	537,718
Cable One	303,714	—	10,647	347,471
Cargurus	162,861	—	1,438	184,923
Descartes Systems Group	109,617	13,036	7,298	154,140
Ellie Mae	113,595	—	8,589	*
Eventbrite, Class A++	119,981	—	33,411	*
Evolve Vacation Rental
Network, Series 4	5,219	—	—	5,219
Evolve Vacation Rental
Network, Series 5	12,550	—	—	12,550
Evolve Vacation Rental
Network, Series 6	16,119	—	—	16,119
Evolve Vacation Rental
Network, Series 7	3,151	—	—	3,151
Evolve Vacation Rental
Network, Series 8	17,862	—	—	17,862
Fiesta Restaurant Group	28,153	—	6,904	20,113
FirstService	161,920	20,710	483	235,509
Framebridge, Series C	12,363	—	—	12,363
GCI Liberty, Class A	307,872	—	17,050	397,671
GCP Applied Technologies	141,236	—	167,238	—
GenMark Diagnostics	19,040	—	1,905	26,555
Go Maps, Series B	9,940	—	—	9,940

	T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
Goosehead Insurance,
Class A	25,406	—	682	25,756
Jetclosing, Series A	8,917	—	—	8,917
Lindblad Expeditions
Holdings	36,801	—	27,830	—
Lindblad Expeditions
Holdings, Warrants, 7/10/20	2,429	—	396	—
Minted, Series E	*	—	—	23,654
Mobile Mini	181,303	—	23,741	173,926
Outset Medical, Series C	16,570	—	—	16,570
Outset Medical, Series D	8,914	—	—	8,914
RBC Bearings	162,321	—	17,563	*
RealPage	241,179	—	12,891	290,388
Redfin	109,797	—	229	153,918
Reed Krakoff International	—	—	—	—
Reed Krakoff International
Conv. Bond	—	—	—	—
RH	238,152	—	46,082	119,851
StoneCo	188,618	—	—	420,503
StoneCo, Class A	32,039	—	170	71,135
StoneCo, Class B	47,843	—	—	106,660
Sweetgreen, Series F	45,760	—	—	45,760
Sweetgreen, Series G	29,491	—	—	29,491
Tableau Software, Class A	443,820	13,340	16,844	*
Upwork	126,871	—	—	134,087
Upwork	9,197	—	32	9,680
Vail Resorts	605,734	36,857	432	664,684
Valmont Industries	183,299	—	41,106	181,473
Vroom	3,161	—	—	3,161
Vroom, Series C	13,721	—	—	13,721
Vroom, Series D	12,369	—	—	12,369
Vroom, Series E	12,649	—	—	12,649
Vroom, Series F	18,504	—	—	18,504
Vroom, Series G	17,825	—	—	17,825
Wheels Up Partners,
Series B	20,534	—	—	20,534
Wheels Up Partners,
Series C	15,206	—	—	15,206

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000	s)

		Value	Purchase	Sales	Value
Affiliate		12/31/18	Cost	Cost	3/31/19
Workiva		90,947	638	247	128,866
T. Rowe Price Government
Reserve Fund		81,980	¤	¤	499,355
					$6,548,294	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $12,842 of dividend income and $0 of interest income.
++ Includes previously reported affiliate Eventbrite, Series B; acquired through a corporate action.

*	On the date indicated, issuer was held but not considered an affiliated company.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,059,094.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW HORIZONS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE NEW HORIZONS FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$22,242,578$	1,617,179$	363,809$	24,223,566
Preferred Stocks	—	176,433	—	176,433
Convertible Preferred Stocks	—	—	983,728	983,728
Convertible Bonds	—	—	—	—
Bank Loans	—	17,419	16,270	33,689
Short-Term Investments	499,355	—	—	499,355
Total Securities	22,741,933	1,811,031	1,363,807	25,916,771
Futures Contracts	1,007	—	—	1,007
Total	$23,742,940$	1,811,031$	1,363,807$	25,917,778

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $(4,100,000) for the period ended March 31, 2019.

($000	s)	Beginning	Gain (Loss)			Ending
		Balance	During	Total	Total	Balance
		1/1/19	Period	Purchases	Sales	3/31/19
Investment in Securities
Common Stocks		$361,000	$169	$2,640	$–	$363,809
Convertible
Preferred Stocks		923,917	(3,651)	63,462	–	983,728
Convertible Bonds		–	–	–	–	–
Bank Loans		17,097	(594)	–	(233)	16,270

Total		$1,302,014	$(4,076)	$66,102	$(233)	$1,363,807

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE NEW HORIZONS FUND

($000	s)					Impact to
				Significant	Value or	Valuation from
Investments in		Market	Valuation	Unobservable	Range of	an Increase
Securities		Value ($000s)	Technique(s)+	Input(s)	Input(s)	in Input*

Common Stocks		$363,809	Recent comparable	—#	—#	—#
			transaction price(s)

				Discount for	5%	Decrease
				transaction risk

			Expected	Discount for Legal	15%	Decrease
			present value	Uncertainty

				Discount for	10%	Decrease
				Regulatory Uncertainty

				Discount Rate for	7%	Decrease
				Cost of Equity

			Market comparable	Enterprise Value to	1.3x – 5.6x	Increase
				Sales Multiple

				Discount for lack of	10%	Decrease
				marketability

				Gross Profit	17%	Increase
				Growth Rate

				Sales Growth Rate	15% – 20%	Increase

				Acquisition Premium	10%	Increase

				Enterprise Value to	1.4x	Increase
				Gross Merchandise
				Value Multiple
				Enterprise Value to	4.5x - 7.8x	Increase
				Gross Profit Multiple

			Estimated	—#	—#	—#
			liquidation value

				Discount for lack	100%	Decrease
				of collectability

Convertible		$983,728	Recent comparable	—#	—#	—#
Preferred Stocks			transaction price(s)

				Discount for	5%	Decrease
				transaction risk

			Market Comparable	Sales Growth Rate	12% - 97%	Increase

				Enterprise Value to	2.2x – 6.5x	Increase
				Sales Multiple

				Enterprise Value to	1.4x – 2.0x	Increase
				Gross Merchandise
				Value Multiple

				Discount for lack of	10%	Decrease
				marketability

T. ROWE PRICE NEW HORIZONS FUND

($000	s)					Impact to
				Significant	Value or	Valuation from
Investments in		Market	Valuation	Unobservable	Range of	an Increase
Securities		Value ($000s)	Technique(s)+	Input(s)	Input(s)	in Input*
(continued)
				Enterprise Value to	4.5x – 15.1x	Increase
Gross Profit Multiple

				Gross Profit	12% – 17%	Increase
Growth Rate

				Acquisition Premium	10%	Increase

Convertible		$—	Estimated	Discount for lack of	100%	Decrease
Bonds			liquidation value	collectability

Bank Loans		$16,270	Recent comparable	—#	—#	—#
transaction price(s)

			Pricing service	—#	—#	—#

+		Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
*		Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

#		No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.